U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                                                           --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /x/
                                                                          --

                  Pre-Effective Amendment No.
                                              -------
                  Post-Effective Amendment No.    2
                                               -------
                                     and/or
                                                                           --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /x/
                                                                          --

                  Amendment No.    4
                                -------

                        (Check appropriate box or boxes)

                          PROFIT FUNDS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (301) 650-0059

                                Eugene A. Profit
                            Investor Resources Group
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                     (Name and Address of Agent for Service)

                                   Copies to:

                              David M. Leahy, Esq.
                            Sullivan & Worcester LLP
                            1025 Connecticut Ave., NW
                                   Suite 1000
                              Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
 --
/X/ immediately  upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / __ days after filing  pursuant to paragraph (a)
/ / on (date) pursuant to paragraph (a) of Rule 485

     Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                          PROFIT FUNDS INVESTMENT TRUST

                       REGISTRATION STATEMENT ON FORM N-1A
                              Cross Reference Sheet
                             Pursuant to Rule 481(a)
                        Under the Securities Act of 1933
                        --------------------------------

PART A
------

Item No.  Registration Statement Caption           Caption in Prospectus
--------  ------------------------------           ---------------------

1.        Cover Page                               Cover Page

2.        Synopsis                                 Expense Information


3.        Condensed Financial Information          Financial Highlights;
                                                   Performance Information


4.        General Description of Registrant        Operation of the Fund;
                                                   Investment Objective,
                                                   Investment Policies and Risk
                                                   Considerations

5.        Management of the Fund                   Operation of the Fund

6.        Capital Stock and Other Securities       Cover Page; Operation of the
                                                   Fund; Dividends and
                                                   Distributions; Taxes

7.        Purchase of Securities Being Offered     How to Purchase Shares;
                                                   Shareholder Services;
                                                   Distribution Plan;
                                                   Calculation of Share Price;
                                                   Application

8.        Redemption or Repurchase                 How to Redeem Shares;
                                                   Shareholder Services;
                                                   Distribution Plan

9.        Pending Legal Proceedings                Inapplicable


PART B
------                                             Caption in Statement
                                                   of Additional
Item No.  Registration Statement Caption           Information
--------  ------------------------------           --------------------

10.       Cover Page                               Cover Page

11.       Table of Contents                        Table of Contents


                               (i)

12.       General Information and History          The Trust

13.       Investment Objectives and Policies       Definitions, Policies and
                                                   Risk Considerations; Quality
                                                   Ratings of Corporate Bonds
                                                   and Preferred Stocks;
                                                   Investment Limitations;
                                                   Securities Transactions;
                                                   Portfolio Turnover

14.       Management of the Fund                   Trustees and Officers


15.       Control Persons and Principal Holders    Principal Security Holders
          of Securities

16.       Investment Advisory and Other Services   The Investment Manager;
                                                   The Distributor; Distribution
                                                   Plan; Administrator and Fund
                                                   Accountant; Transfer Agent,
                                                   Dividend Disbursing Agent and
                                                   Shareholder Servicing Agent;
                                                   Custodian; Auditors


17.       Brokerage Allocation and Other           Securities Transactions
          Practices

18.       Capital Stock and Other Securities       The Trust

19.       Purchase, Redemption and Pricing of      Calculation of Share
          Securities Being Offered                 Price; Redemption in Kind

20.       Tax Status                               Taxes

21.       Underwriters                             The Distributor

22.       Calculation of Performance Data          Historical Performance
                                                   Information

23.       Financial Statements                     Financial Statements


PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                      (ii)

                                                                      PROSPECTUS
                                                                January 16, 1998

                          PROFIT FUNDS INVESTMENT TRUST
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                                  301-650-0059

                                PROFIT VALUE FUND

     The Profit Value Fund (the "Fund"), a separate series of Profit Funds Investment Trust (the "Trust"), seeks to provide investors with a high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). Dividend income is only an incidental consideration to the Fund's investment objective.


     Quash Profit Productions, LLC T/A Investor Resources Group (the "Manager") serves as the investment manager to the Fund and manages the Fund's investments.


     The name "PROFIT" is derived from the name of the founder and principal shareholder of the Manager, Eugene A. Profit, and is not intended as an indication of the investment objective and policies of the Fund nor of any series of the Trust.

     This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated January 16, 1998 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information may be obtained at no charge by calling the toll-free number listed below.

--------------------------------------------------------------------------------
For  Information  or Assistance in Opening An Account,
Please Call: Nationwide (Toll-Free). . . . . . 888-744-2337
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information....................................................
Investment Objective, Investment Policies
     and Risk Considerations...........................................
How to Purchase Shares ................................................
Shareholder Services ..................................................
How to Redeem Shares ..................................................
Dividends and Distributions ...........................................
Taxes .................................................................
Operation of the Fund .................................................
Distribution Plan .....................................................
Calculation of Share Price ............................................
Performance Information ...............................................

EXPENSE INFORMATION
-------------------

Shareholder Transaction Expenses
--------------------------------

    Sales Load Imposed on Purchases ...................................  None
    Sales Load Imposed on Reinvested Dividends ........................  None
    Redemption Fee ....................................................  None*

* Shareholders may be required to pay a wire transfer fee charged by their receiving bank in the case of redemptions made by wire. See "How to Redeem Shares."


Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------

    Management Fees After Waivers......................................  .00%(A)
    12b-1 Fees ........................................................  .00%(B)
    Other Expenses After Requirements ................................. 1.95%(C)
                                                                        -----
    Total Fund Operating Expenses After Waivers
         and Reimbursements............................................ 1.95%(C)
                                                                        =====
(A)  Absent waivers of management fees, such fees would have been 1.25%.

(B) The Fund may incur 12b-1 fees of up to .25% per annum. As a result, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers, Inc.

(C) The Manager currently intends to waive management fees and reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total Fund operating expenses at a maximum level of 1.95%. Absent such waivers and reimbursements, Other Expenses would have been 17.32% and Total Fund Operating Expenses would have been 18.57% for the fiscal period ended September 30, 1997. The waiver and reimbursement described above may be removed at any time and without notice.

     The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on amounts incurred during the most recent fiscal year. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example

You would pay the following expenses
on a $1,000 investment, assuming
(1) 5% annual return and
(2) redemption at the end
    of each time period:                    1 Year                 $ 20
                                            3 Years                  61
                                            5 Years                 105
                                           10 Years                 227

FINANCIAL HIGHLIGHTS
--------------------

     The following information, which has been audited by Coopers & Lybrand L.L.P., is an integral part of the audited financial statements and should be read in conjunction with the financial statements. The financial statements as of September 30, 1997 and related auditors' report appear in the Statement of Additional Information of the Fund, which can be obtained by shareholders at no charge by calling the Fund toll-free 888-744- 2337 or by writing to the Fund at the address on the front of this Prospectus.

                              FINANCIAL HIGHLIGHTS
             For the period November 15, 1996 to September 30, 1997

                  For a Share Outstanding Throughout the Period

                                                                                                        Ratio
                                   Net                                                   Ratio       of Expenses
          Net                 Realized and     Net                                       of Net       to Average
         Asset                 Unrealized     Asset               Net        Ratio     Investment     Net Assets
         Value        Net       Gains or      Value              Assets   of Expenses    Income       (Excluding
       Beginning  Investment  (Losses) on      End     Total      End     to Average   to Average    Waivers and
       of Period    Income    Investments   of Period  Return  of Period  Net Assets   Net Assets   Reimbursements)
       ---------  ----------  ------------  ---------  ------  ---------  -----------  ----------   ---------------
1997(1) $10.00      $0.07        $2.81       $12.88   28.80%(3) $2,009,776    1.95%        1.19%          18.57%

             Ratio
             of Net
           Investment
         Income (Loss)
          to Average
          Net Assets
          (Excluding     Portfolio   Average
          Waivers and     Turnover Commission
        Reimbursements)     Rate     Rate (2)
        ---------------  --------- ----------
1997(1)     (15.43)%         9.59%   $0.0600

All amounts have been annualized unless otherwise noted.
(1) The Fund commenced operations on November 15, 1996.
(2) Average commission rate paid per share for security purchases and sales during the period.
(3) Total return has not been annualized.

INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS
-----------------------------------------------------------------

     The  investment  objective  of the Fund is to seek a high  long-term  total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). At least 65% of the Fund's total assets will be invested in equity securities, which include common stock, preferred stock and bonds convertible into common stock, and warrants and rights for the purchase of common stock. Dividend income is only an incidental consideration to the Fund's investment objective. The Fund is not intended to be a complete investment program for any investor, and there is no assurance that its investment objective can be achieved.

     The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.



     The Fund's investment strategy is designed to fully participate in rising equity markets while limiting, as much as possible, the downside volatility which can accompany equity investing. The Manager uses a disciplined, value-oriented process in order to select stocks generally having the following characteristics:

o   low price/earnings ratios
o   strong balance sheet ratios
o   high and/or stable dividend yields
o   low price/book ratios

     The Fund will invest primarily in the common stocks of established, larger capitalization companies (i.e. companies having a market capitalization exceeding $1 billion). The Manager believes these stocks enjoy low expectations from investors in general and are undervalued. As a result, in the Manager's opinion, average "earnings" performance by such companies can result in superior stock performance, and disappointing "earnings" should result in minimal negative stock performance.

     Investments in common stock and other types of equity securities (such as preferred stock, convertible securities and warrants) are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Manager. As a result, the return and net asset value of the Fund will fluctuate.

     The Fund will invest primarily in domestic securities, although it may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which it holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments, the Manager will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. Foreign investments may be subject to special risks, including future political and economic developments and the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely.

     The Fund expects to invest primarily in securities currently paying dividends, although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income. Although the Fund invests primarily in common stock, the Fund may also invest in securities convertible into common stock (such as convertible bonds, convertible preferred stock and warrants). The Fund may invest in convertible preferred stock and convertible bonds which are rated at the time of purchase in the four highest rating categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or
Baa) or Standard & Poor's Ratings Group (AAA, AA, A or BBB) or unrated securities determined by the Manager to be of comparable quality. Preferred stock and bonds rated Baa or BBB have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities. Subsequent to its purchase by the Fund, a security's rating may be reduced below Baa or BBB and the Manager will sell such security, subject to market conditions and the Manager's assessment of the most opportune time for sale. The Fund does not intend to hold more than 5% of its net assets in securities rated Baa (or BBB) or lower, or, if unrated, which the Manager determines to be of comparable quality.

     When the Manager believes substantial price risks exist for common stocks and securities convertible into common stock because of uncertainties in the investment outlook, or when in the judgment of the Manager it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. Investments in commercial paper for temporary defensive purposes will be limited to commercial paper rated A-2 or better by Standard & Poor's Ratings Group or Prime-2 or better by Moody's Investors Services, Inc. The Fund may invest up to 10% of its total assets in shares of money market investment companies. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

     The Fund may also engage in the following investment techniques, each of which may involve certain risks:

     Repurchase Agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. The Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion, and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Such agreements will be collateralized by U.S. Government obligations or other liquid high-grade debt obligations, which will be held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank or in the Federal Reserve Book Entry System, and will be maintained at a value that equals or exceeds the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund will be invested in such securities and other illiquid securities.

     Warrants and Rights. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a shorter duration and are distributed by the issuer to its shareholders. The Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     Lending Portfolio Securities. The Fund may, from time to time, lend securities on a short-term basis (i.e. for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although the Fund has the ability to make loans of all of its portfolio securities, it is the present intention of the Fund, which may be changed without shareholder approval, that such loans will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

     Borrowing and Pledging. The Fund may borrow money from banks, provided that immediately after such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to borrow only for emergency or extraordinary purposes and not for leverage.


     Portfolio Turnover. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by The Manager . Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 50%, but may be either higher or lower. High turnover may require the payment of correspondingly greater commission expenses and transaction costs and may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. (See discussion under "Taxes").


HOW TO PURCHASE SHARES
----------------------

     Your initial investment in the Fund ordinarily must be at least $2,500 ($1,000 for tax-deferred retirement plans). The Fund may, in the Manager's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Fund's transfer agent, State Street Bank and Trust Company ("State Street"), by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by State Street by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by State Street by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by State Street after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

     You may open an account and make an initial investment in the Fund by sending a check and a signed completed account application to State Street Bank and Trust Company, P.O. Box

8020, Boston, Massachusetts 02266-8020, or to the Fund, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. Checks should be made payable to the "Profit Value Fund" and should be in U.S. dollars. Third party checks, credit cards, credit card checks and cash will not be accepted. An account application is included with this Prospectus.

     The Fund will mail you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund reserves the rights to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Fund, State Street, and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors. Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or State Street in the transaction.

     You may also open an account and make an initial investment in the Fund by wire. Please telephone State Street for instructions (Nationwide call toll-free 888-744-2337) before wiring funds. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money. The wiring bank generally will be a member of the Federal Reserve Banking System or have a relationship with a bank that is. This bank will normally charge you a fee for handling the transaction.

         Federal funds should be wired to

         State Street Bank and Trust Company
         ABA # 011000028
         For Credit to Account # 9905-233-4
         Profit Value Fund
         For further credit to Account # (insert your account number, name and control number assigned by State Street)

     As long as you have received the Prospectus, you may establish most new accounts by wire. When new accounts are established in this manner, the distribution options will be set to reinvestment of such distribution and your social security or tax identification number ("TIN") will not be certified until a signed application is received by State Street. Completed applications should be forwarded immediately to State Street or to the Fund. With the purchase application, the shareholder may specify other distribution options (i.e. other than reinvest) and may add any special features offered by the Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to Federal tax withholding.

     Your investment in the Fund will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Fund does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends.

     You may purchase additional shares of the Fund by mail or by bank wire. Checks should be sent to State Street Bank and Trust Company, P.O. Box 8020, Boston, Massachusetts 02266-8020, or to the Fund, 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910. Checks should be made payable or endorsed to the "Profit Value Fund." Bank wires should be sent as outlined above. Each additional purchase request must contain the name of your account and your account number to permit proper crediting. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such a requirement.

SHAREHOLDER SERVICES
--------------------

     The Fund provides special services to shareholders in connection with certain purchase and redemption plans. You should contact the Fund or Boston Financial Data Services, Inc. ("BFDS"), the Fund's shareholder servicing agent (Nationwide call toll-free 888-744-2337) for additional information about the shareholder services described below.

Tax-Deferred Retirement Plans
-----------------------------

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

    o    Keogh Plans for self-employed individuals


    o Individual retirement account (IRA) plans for individuals and their non employed spouses, including Roth IRAs and Education IRAs.


    o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

    o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

Direct Deposit Plans
--------------------

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

Automatic Investment Plan
-------------------------

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial investment under this plan is $500 and subsequent investments must be $50. BFDS pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to assess reasonable charges for this service. Your depository institution may impose its own charge for debiting your account, which would reduce your return from an investment in the Fund.

Automatic Withdrawal Plan
-------------------------

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service.

HOW TO REDEEM SHARES
--------------------

     You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you may be charged a processing fee by your bank. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Broker-dealers that are unaffiliated with the Trust or the Manager may charge you a fee for this service. You will receive the net asset value per share next determined after receipt by the Fund or BFDS of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders to State Street. Payment will be made within three business days after tender is made to the Fund or State Street in proper form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     At the discretion of the Fund or State Street, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $2,500 (based on actual amounts invested, unaffected by market fluctuations), or $1,000 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

     The Fund reserves the right to suspend your right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

DIVIDENDS AND DISTRIBUTIONS
---------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

     Distributions are paid according to one of the following options:

Share Option -   income distributions and capital gains distributions reinvested in additional shares.

Income Option -  income distributions and short-term capital gains distributions paid in cash; long-term
                 capital gains distributions reinvested in additional shares.

Cash Option -    income distributions and capital  gains  distributions  paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.


     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed dividend checks.


TAXES
-----

     The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations.


     Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) by the Fund to its shareholders are taxable to the recipient shareholders as capital gains, without regard to the length of time a shareholder has held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.


     The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

OPERATION OF THE FUND
---------------------

     The Fund is a diversified series of Profit Funds Investment Trust, an open-end management investment company organized as a Massachusetts business trust on June 14, 1996. The Fund commenced operations on November 15, 1996. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services for the Fund.


     The Fund has retained Quash Profit Productions, LLC T/A Investor Resources Group (the "Manager"), 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, to provide general investment supervisory services to the Fund, to manage the Fund's business affairs, and to manage the Fund's portfolio. Eugene A. Profit is the controlling shareholder of the Manager.


     The Fund pays the Manager a fee at the annual rate of 1.25% of the average value of the Fund's daily net assets. The Manager currently intends to reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. There is no assurance, however, that such reimbursement will be made in the current or future fiscal years, and expenses of the Fund may therefore exceed 1.95% of its average daily net assets.

     In addition to the management fee, the Fund is responsible for the payment of all operating expenses, including organizational expenses, fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the Fund's administrator, custodian and transfer agent, fees and expenses of members of the Board of Trustees who are not affiliated persons of the Fund, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Fund's officers and Trustees with respect thereto.

     The Fund has entered into an Underwriting Agreement with Countrywide Investments, Inc. (the "Distributor"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, under which the Distributor provides distribution services to the Fund. Under the terms of the Underwriting Agreement, and in accordance with the Fund's Distribution Plan, the Fund or the Manager pays all costs relating to distribution of Fund shares, subject to a limit of 0.25% per annum of the average daily net asset value of the Fund, for payments made directly by the Fund or for payments made to the Manager by the Fund as reimbursement for distribution expenses incurred by the Manager. The Distributor is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Robert G. Dorsey and John F. Splain are officers of both the Trust and the Distributor.

     The Fund has entered into an Administration Agreement with Countrywide Fund Services, Inc. (the "Administrator"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to provide administrative services to the Fund. The Administrator supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For providing these administrative services, the Fund pays the Administrator a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets up to $25 million of the Trust, 0.125% of the average daily net assets from $25 million to $50 million, and 0.10% of the average daily net assets on all assets over $50 million, or (ii) $12,000.

     The Fund has also entered into an Accounting Services Agreement with the Administrator. In this capacity, the Administrator provides fund accounting and related portfolio accounting services to the Fund. For providing these accounting services, the Fund pays the Administrator a monthly fee according to the average net assets of the Fund during such month as follows:

                Monthly Fee                    Average Net Assets During
                                               Month
--------------------------------------------------------------------------------

                   $2,000                      $0  -  $50,000,000
                   $2,500                      $50,000,000  -  $100,000,000
                   $3,000                      $100,000,000  -  $200,000,000
                   $4,000                      Over $200,000,000

     The Fund has retained State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as its Transfer Agent. Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171 serves as the Fund's dividend disbursing agent and shareholder service agent. BFDS is a subsidiary of State Street Bank and Trust Company.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Manager may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund. Consistent with its obligation to seek best execution for the Fund, the Manager may also consider such factors as price (including the applicable brokerage commission or dealer spread), execution capability, financial responsibility, responsiveness, and brokerage and research services provided when selecting brokers and dealers to execute portfolio transactions of the Fund. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Fund, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Fund or the Manager .

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund does not normally hold annual meetings of shareholders. The Trustees will promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Fund's outstanding shares. The Fund will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN
-----------------

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Manager for certain distribution-related expenses, including the following: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Manager; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

     The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Manager after the date the Plan terminates.

     Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services. In selecting investments for the Fund, however, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE
--------------------------

     On each day that the Fund is open for business, the share price (net asset value) of the Fund's shares is determined as of the close of the regular session of trading on the New York Stock

Exchange, currently 4:00 p.m., Eastern time. The Fund is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

     Portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------

     From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return". A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

     From time to time the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week,
                   ------   -----   --------------------------   --------------
Barron's,  Fortune or Morningstar  Mutual Fund Values. The Fund may also compare
--------   -------    -------------------------------
its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Manager's view of current or past market conditions or historical trends.


     Further information about the Fund's performance is contained in the Fund's annual report which can be obtained by shareholders at no charge by calling the Fund toll-free 888-744-2337 or by writing to the Fund at the address on the front of this Prospectus.

              For Information or Assistance in Opening an Account,
             Please Call: Nationwide (Toll-Free) . . . 888 744-2337


                          PROFIT FUNDS INVESTMENT TRUST
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910

                                Board of Trustees
                                Eugene A. Profit
                             Larry E. Jennings, Jr.
                               Robert M. Milanicz
                              Joseph A. Quash, M.D.


                               Investment Manager
                            INVESTOR RESOURCES GROUP
                         8720 Georgia Avenue, Suite 808
                          Silver Spring, Maryland 20910
                                 (301) 650-0059

                                 Transfer Agent
                       STATE STREET BANK AND TRUST COMPANY
                                  P.O. Box 8020
                        Boston, Massachusetts 02266-8020

                                   Distributor
                          COUNTRYWIDE INVESTMENTS, INC.
                                312 Walnut Street
                             Cincinnati, Ohio 45202

                               Shareholder Service
                               -------------------
                      Nationwide: (Toll-Free) 888-744-2337
          ------------------------------------------------------------
                                  ------------

           No person has been authorized to give any information or to make any representations, other than those contained in this
            Prospectus, in connection with the offering contained in
           this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer
            by the Fund to sell shares in any State to any person to
           whom it is unlawful for the Fund to make such offer in such
                                     State.
          ------------------------------------------------------------
                                  ------------

                          PROFIT FUNDS INVESTMENT TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                January 16, 1998

                                Profit Value Fund

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----
The Trust .................................................................    2
Definitions, Policies and Risk Considerations .............................    3
Quality Ratings of Corporate Bonds and Preferred Stock ....................    8
Investment Limitations ....................................................   12
Trustees and Officers .....................................................   14
The Investment Manager ....................................................   16
The Distributor ...........................................................   17
Distribution Plan .........................................................   18
Administrator and Fund Accountant .........................................   19
Transfer Agent, Dividend Disbursing Agent and
  Shareholder Servicing Agent .............................................   19
Principal Security Holders.................................................   20
Custodian .................................................................   20
Auditors ..................................................................   20
Legal Counsel .............................................................   20
Securities Transactions ...................................................   20
Portfolio Turnover ........................................................   22
Calculation of Share Price ................................................   22
Taxes .....................................................................   22
Redemption in Kind ........................................................   23
Historical Performance Information ........................................   23
Financial Statements.......................................................   25
Registration Statement.....................................................   25

     This Statement of Additional Information supplements the Prospectus offering shares of the Profit Value Fund. The Fund is a series of the Profit Funds Investment Trust, a registered open-end management investment company (the "Trust"). This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectus, should be read only in conjunction with the Prospectus for the Fund, dated January 16, 1998, as it may from time to time be revised.

     Because this Statement of Additional Information is not a prospectus, no investment in shares of the Fund should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the Fund. A copy of the Fund's Prospectus may be obtained by writing the Fund at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910, or by calling the Fund toll-free at 888-744-2337. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

     The name "PROFIT" is derived from Eugene A. Profit, the founder and principal shareholder of Quash Profit Productions, LLC T/A Investor Resources Group, the Manager of the Trust. "PROFIT" is not intended to be an indication of the investment objective and policies of any series of the Trust.


                                    THE TRUST
                                    ---------

     Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust on June 14, 1996. The Trust currently offers for sale the shares of the Profit Value Fund, a series of the Trust, but may in the future offer other series to investors. The discussion below contemplates the existence of more than one series of the Trust. (Each series of the Trust is referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.

     Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     Under Massachusetts law, in certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective, Investment Policies and Risk Considerations") appears below:

     Majority.  As used in the  Prospectus  and  this  Statement  of  Additional
     --------
Information, the term "majority" of the outstanding shares of the Trust (or of the Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the Fund).

     Commercial Paper. Commercial paper consists of short-term (usually from one
     ----------------
to two hundred and seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated in one of the two highest categories by either Moody's Investors Service, Inc. (Prime-1 or Prime-2) or Standard & Poor's Ratings Group (A-1 or A-2) or, if unrated, which the Manager determines to be of equivalent quality in accordance with guidelines established by the Board of Trustees. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Manager, pursuant to guidelines established by the Board of Trustees, such note is considered to be liquid.

     The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; and the financial strength of the parent company and the relationships which exist with the issuer. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

     Bank Debt  Instruments.  Bank debt instruments in which the Fund may invest
     ----------------------
consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

     U.S.  Government   Obligations.   "U.S.  Government   obligations"  include
     ------------------------------
securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds.

     Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e. all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.

     Repurchase  Agreements.  The Fund may enter into repurchase agreements with
     ----------------------
its Custodian, with banks having assets in excess of $10 billion and broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets will be invested in such securities and other illiquid securities.

     Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

     Loans of Portfolio  Securities.  The Fund may lend its portfolio securities
     ------------------------------
subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Fund receives amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Manager or any affiliated person of the Trust or an affiliated person of the Manager. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     Foreign  Securities.  Subject to the Fund's investment policies and quality
     -------------------
and maturity standards, the Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. Investments in foreign securities may include investments in sponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.

     Investments in foreign securities, including ADRs, involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

     Convertible  Securities.  The Fund may  invest in  convertible  securities:
     -----------------------
i.e.,  preferred stock or preferred bonds which may be exchanged for,  converted
----
into, or exercised to acquire a predetermined number of shares of an issuer's common stock at the option of the holder during a specified period of time. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the income that may be derived from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or
                                  ----
its  "conversion  value" (i.e.,  its value upon  conversion  into its underlying
                          ----
common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     Investment  in  Lower-Rated  Debt  Securities.  The Fund may invest in debt
     ---------------------------------------------
securities rated below investment grade by a nationally-recognized rating agency (e.g., rated below Baa by Moody's Investors Services, Inc. ("Moody's") or BBB by
 ----
Standard & Poor's Ratings Group ("S&P") or in unrated debt securities which, in the judgment of the Manager, possess similar credit characteristics as debt securities rated below investment grade (commonly known as "junk bonds").

     Investment in junk bonds involves substantial risk. Securities rated Ba or lower by Moody's or BB or lower by S&P are considered by those rating agencies to be predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security, and generally involve greater volatility of price than securities in higher rating categories. More specifically, junk bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Junk bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of junk bonds will be satisfied only after satisfaction of the claims of senior security holders. While the junk bonds in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

     Junk bonds tend to be more volatile than higher rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher rated fixed income securities. Like higher rated fixed income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions or investor perceptions may impair the liquidity of this market and may cause prices the Fund receives for its junk bond holdings to be reduced, or the Fund may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the portfolio securities held by the Fund than in the case of securities trading in a more liquid market.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS
-------------------------------------------------------

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

          Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; the bonds' future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thus not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Standard & Poor's Ratings Group
     -------------------------------

          AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

          A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC, C and D - Bonds rated in each of these categories are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy.

          The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Fund may invest are as follows:

     Moody's Investors Service, Inc.
     -------------------------------

          aaa - An issue which is rated aaa is considered to be a top- quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          a - An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          baa - An issue which is rated Baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba - An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          b - An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

          caa - An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

          ca - An issue rated ca is speculative to a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

          c - An issue rated c is in the lowest rated class of preferred stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies numerical modifiers 1, 2 and 3 in each rating classification. The modifier 1 indicates that the security ranks in the higher end of its generic rating category. The modifier 2 indicates a mid-range ranking. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group
     -------------------------------

          AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

          BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

          BB, B and CCC - An issue rated in any of these categories is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation, and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C - An issue rated C is a non-paying issue of preferred stock.

          D - An issue rated D is a non-paying issue with the issuer in default on debt instruments.

          NR - An issue designated NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.

     The limitations applicable to the Fund are:

     1.  Borrowing  Money.  The Fund will not borrow money,  except from a bank,
         ----------------
provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.

     2.  Pledging.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

     3.  Margin Purchases. The Fund will not purchase any securities on "margin"
         ----------------
(except  such  short-term   credits  as  are  necessary  for  the  clearance  of
transactions).

     4.  Short  Sales.  The Fund will not make  short  sales of  securities,  or
         ------------
maintain a short position, other than short sales "against the box." In addition, the Fund will not write put or call options.

     5. Commodities. The Fund will not purchase or sell commodities or commodity
        -----------
contracts, including futures.

     6. Mineral  Leases.  The Fund will not purchase  oil, gas or other  mineral
        ---------------
leases, rights or royalty contracts.

     7. Underwriting.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under certain federal securities laws.

     8. Illiquid Investments. The Fund will not purchase securities for which no
        --------------------
readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities.

     9. Real Estate. The Fund will not purchase,  hold or deal in real estate or
        -----------
real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate or (b) securities which are secured by interests in real estate or by interests in mortgage loans, including securities secured by mortgage-backed securities.

     10.  Loans.  The Fund will not make loans to other  persons,  except (a) by
          -----
loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public.

     11.  Investing  for Control.  The Fund will not invest in companies for the
          ----------------------
purpose of exercising control or management.

     12. Other Investment  Companies.  The Fund will not invest more than 10% of
         ---------------------------
its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

     13.  Securities  Owned by Affiliates.  The Fund will not purchase or retain
          -------------------------------
the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or principals of Investor Resources Group, Inc. (the "Manager") owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     14. Industry  Concentration.  The Fund will not invest more than 25% of its
         -----------------------
total assets in any particular industry.

     15. Senior Securities.  The Fund will not issue or sell any senior security
         -----------------
as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

     The Trust does not intend to pledge, mortgage or hypothecate the assets of the Fund. The Trust does not intend to make short sales of securities "against the box" as described above in investment limitation 4. The Trust does not intend to purchase securities which are secured by interests in real estate or by interests in mortgage loans, including securities secured by mortgage-backed securities, as described above in investment limitation 9. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

TRUSTEES AND OFFICERS
---------------------

     The Trustees and officers of the Trust, their ages, and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by a single asterisk.

Trustees of the Trust


EUGENE A. PROFIT* (33) -- President and Chief Executive Officer, Quash Profit Productions, LLC T/A Investor Resources Group (February, 1996 to Present). Investment Executive, Legg Mason Wood Walker (1994-1996). Marketing Director, Crossroads Group, Parsippany, New Jersey (1993-1994). Owner, Cravings Bakery (1991-1993). Player, National Football League (1986-1991). His address is 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910.

JOSEPH A. QUASH, M.D.* (57) -- Chairman of the Board, Quash Profit Productions, LLC T/A Investor Resources Group. Cardiologist, Capital Cardiology Group,
Washington, D.C. (1976 to Present). His address is 8005 Split Oak Drive, Bethesda, Maryland 20815.

ROBERT M. MILANICZ (48) -- Comptroller, American Psychiatric Association, Washington, D.C. (1978 to Present). His address is 1400 K Street, N.W., Washington, D.C. 20005.

LARRY E. JENNINGS, Jr. (34) -- Managing Director and Chief Executive Officer, Carnegie Morgan Energy Co., Baltimore, Maryland (November 1994 to Present). Managing Director, Legg Mason Wood Walker (May 1987 to November 1994). His address is 210 East Lexington, Suite 400, Baltimore, Maryland 21202.

Officers of the Trust

EUGENE A. PROFIT (33) --      President  and  Chief  Executive  Officer  of  the
                              Trust.

MARK J. SEGER (35) --         Treasurer  and  Chief  Financial  Officer  of  the
                              Trust.  Vice President and Chief Operating Officer
                              of  Countrywide  Fund  Services,  Inc.  He is also
                              Treasurer   of   Countrywide   Investment   Trust,
                              Countrywide Tax-Free Trust,  Countrywide Strategic
                              Trust, Brundage,  Story and Rose Investment Trust,
                              Williamsburg  Investment Trust,  Markman MultiFund
                              Trust,   PRAGMA   Investment   Trust,    Maplewood
                              Investment  Trust,  a series  company,  The Thermo
                              Opportunity   Fund,   Inc.,  the  New  York  State
                              Opportunity Funds and the Dean Family of Funds and
                              Assistant  Treasurer of Schwartz Investment Trust,
                              The Tuscarora  Investment Trust, The Gannett Welsh
                              & Kotler Funds and Interactive Investments, all of which are registered investment companies.

JOHN F. SPLAIN (41) --        Vice  President and  Secretary of the Trust.  Vice
                              President,   Secretary  and  General   Counsel  of
                              Countrywide Fund Services,  Inc. and Secretary and
                              General Counsel of Countrywide  Investments,  Inc.
                              and  Countrywide  Financial  Services,  Inc. He is
                              also  Secretary of Countrywide  Investment  Trust,
                              Countrywide Tax-Free Trust,  Countrywide Strategic
                              Trust, Brundage,  Story and Rose Investment Trust,
                              Williamsburg  Investment Trust,  Markman MultiFund
                              Trust,  The  Tuscarora  Investment  Trust,  PRAGMA
                              Investment  Trust,  Maplewood  Investment Trust, a
                              series company,  and The Thermo  Opportunity Fund,
                              Inc.   and   Assistant   Secretary   of   Schwartz
                              Investment  Trust,  The  Gannett  Welsh  &  Kotler
                              Funds, Interactive Investments, the New York State
                              Opportunity Funds and the Dean Family of Funds.

ROBERT G. DORSEY (40) --      Vice  President  and  Assistant  Secretary  of the
                              Trust. President and Treasurer of Countrywide Fund
                              Services,  Inc.,  Vice  President  -  Finance  and
                              Treasurer of Countrywide Financial Services,  Inc.
                              and Treasurer of Countrywide Investments,  Inc. He
                              is also Vice President of  Countrywide  Investment
                              Trust,  Countrywide  Tax-Free  Trust,  Countrywide
                              Strategic   Trust,   Brundage,   Story   and  Rose
                              Investment Trust,  Markman MultiFund Trust, PRAGMA
                              Investment Trust, Maplewood Investment Trust, a series company, the Thermo Opportunity Fund,

                              Inc., The Dean Family of Funds and the New York State Opportunity Funds and Assistant Vice President of Williamsburg Investment Trust, Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds and Interactive Investments.

     The following table sets forth the aggregate annual compensation paid by the Trust to the Trustees who are not affiliated persons of the Trust or of the
Manager:

                                            Pension or
                                            Retirement
                         Aggregate          Benefits              Estimated              Total
                         Compensation       Accrued As            Annual                 Compensation
Name                     From               Part of Fund          Benefits Upon          From
Trustee                  Registrant*        Expenses              Retirement             Registrant
-------                  -----------        ------------          -------------          ----------
Robert Milanicz            $4,000              None                   N/A                   $4,000
Larry Jennings             $4,000              None                   N/A                   $4,000

* Each Trustee that is not affiliated with the Trust or the Manager receives a fee equal to $1,000 for each regularly scheduled and special meeting of the Trust attended. Such Trustees are also reimbursed for all of out-of-pocket expenses incurred in attending such meetings. The Trustees have agreed to voluntarily waive compensation until Trust assets exceed $12 million or until further notice.


THE INVESTMENT MANAGER
----------------------

     Quash Profit Productions, LLC T/A Investor Resources Group (the "Manager") performs management, portfolio management, statistical, portfolio adviser selection and other services for the Trust pursuant to an Investment Management Agreement. The Manager was formed in February, 1996 as a Delaware Limited Liability Corporation for the purpose of providing investment advice and distribution services to the Trust and to other registered investment companies.

     Under the terms of the Investment Management Agreement, the Manager manages the Fund's investments, selects the portfolio securities for investment by the Fund, purchases securities for the Fund and places orders for execution of such portfolio transactions, subject to the general supervision of the Board of Trustees. The Fund pays the Manager a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of its average daily net assets.

     The Fund is responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Fund, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Fund is obligated to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Manager bears promotional expenses in connection with the distribution of the Fund's shares to the extent that such expenses are not assumed by the Fund under its plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Manager are paid by the Manager.

     By its terms, the Investment Management Agreement will remain in force until October 25, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not "interested persons" of the Trust, by a vote cast in person at a meeting called for the purpose of voting for such approval. The Investment Management agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Manager. The Investment Management Agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.


     The Manager intends to reimburse the Fund to the extent that the expenses of the Fund for such fiscal year exceed 1.95% of its average daily net assets. If any such reimbursement is required, the payment of the advisory fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to the Fund at the end of such month. Certain expenses such as brokerage commissions, if any, taxes, interest, and extraordinary items are excluded from such limitations. The waiver and reimbursement described above may be removed at any time and without notice.


     The name "Profit" is a property right of the Manager. The Manager may use the name "Profit" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the name "Profit" if the Manager ceases to be employed as the Fund's investment manager.

THE DISTRIBUTOR
---------------


     Countrywide Investments, Inc. (the "Distributor"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as principal underwriter for the Trust pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years from the date of its execution, and for continuous one-year periods thereafter if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

     Under the terms of the Underwriting Agreement, and in accordance with a distribution plan for the Fund (as defined under "Distribution Plan" below), the Fund or the Manager pays all costs relating to distribution of shares of the Fund, subject to a limit of 0.25% per annum of the average daily net assets of the Fund for payments made directly by the Fund or for payments made to the Manager by the Fund as reimbursement for distribution expenses incurred by the Manager.

     The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically terminate in the event of its assignment.


DISTRIBUTION PLAN
-----------------

     The Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares. Under the terms of the Plan, the Fund may pay directly for various expenses incurred in connection with the distribution of shares of the Fund, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, or in connection with shareholder support services which the Fund may reasonably request and which are not otherwise provided by the Trust's transfer agent. Alternatively, the Fund may, under the terms of the Plan, reimburse the Manager for the foregoing expenses incurred on behalf of the Fund. Unreimbursed expenses will not be carried over from year to year, nor will the Fund have any obligation for unreimbursed expenses upon termination of the Plan.

     The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Manager after the termination date. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of those Trustees who are not interested persons of the Trust.

     In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not "interested persons" of the Trust are committed to their discretion during such period.


ADMINISTRATOR AND FUND ACCOUNTANT
---------------------------------

     Countrywide Fund Services, Inc. ("Countrywide"), 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as Administrator to the Trust pursuant to an Administration Agreement. As Administrator, Countrywide supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Countrywide supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. Countrywide also provides accounting services to the Trust.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, SHAREHOLDER SERVICING AGENT
----------------------------------------------------------------------

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as Transfer Agent to the Trust pursuant to a Transfer Agency and Service Agreement. Boston Financial Data Services, Inc. ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, serves as dividend disbursing agent and shareholder servicing agent for the Trust. BFDS is a subsidiary of State Street Bank and Trust Company. In their respective roles, State Street and BFDS maintain the records of each shareholder's account, answer shareholders' inquiries concerning their accounts, process purchases and redemptions of the Fund's shares, act as dividend and distribution disbursing agent and perform other shareholder service functions.

PRINCIPAL SECURITY HOLDERS
--------------------------

     As of  December  31,  1997,  National  Financial  Services  Corp.  for  the
exclusive benefit of its customers, 200 Liberty Street, 1 World Financial Centre, New York, New York 10281, owned of record 21.8% of the outstanding shares of the Fund; Independent Trust Corporation FBO Robert Simmons, 6407 Brookside Drive, Chevy Chase, Maryland 20815, owned of record 9.8% of the outstanding shares of the Fund; Capital Cardiology Consultants Profit Sharing Plan, 1160 Vernum Street, N.E., Suite 100, Washington, D.C. 20017, owned of record 8.4% of the outstanding shares of the Fund.

     As of December 31, 1997, the Trustees and officers of the Trust as a group owned of record or beneficially 16.0% of the outstanding shares of the Fund.


CUSTODIAN
---------

     CoreStates Bank, N.A., 530 Walnut Street, Philadelphia, Pennsylvania 19101-7618, serves as custodian to the Trust pursuant to a Custodian Agreement. As custodian, CoreStates Bank acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------

     Coopers  &  Lybrand   L.L.P.,   2400  Eleven  Penn  Center,   Philadelphia,
Pennsylvania 19103-2962, serves as independent certified public accountants to the Trust.

LEGAL COUNSEL
-------------

     Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Tenth Floor, Washington, D.C. 20036, serves as counsel to the Trust.

SECURITIES TRANSACTIONS
-----------------------

     Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Manager and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Manager seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Manager generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Manager is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Manager exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Manager determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Manager's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Manager, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Manager in servicing all of its accounts and not all such services may be used by the Manager in connection with the Fund.

     The Manager may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Fund and its other clients. The Manager will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Manager in that security on a given business day, with all transaction costs shared on a pro rata basis.

     Code of Ethics. The Trust and the Manager have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Manager and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Manager. The Code requires that all employees of the Manager preclear any personal securities transactions (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions applicable to investment personnel of the Manager include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Manager within periods of trading by the Fund in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period. The Manager anticipates that the portfolio turnover rate for the Fund normally will not exceed 50%.

     Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Manager believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE
--------------------------

     The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its net asset value might be materially affected.

TAXES
-----


     The Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify the Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     The Trust is required to withhold and remit to the U.S. Treasury a portion (currently 31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding or demonstrates an exemption from withholding.

REDEMPTION IN KIND
------------------

     Under unusual circumstances, when the Board of Trustees deems it in the best interests of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T) = ERV
Where:

               P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

     The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Fund may use the following publications or indices to discuss or compare Fund performance:

     Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Fund may provide comparative performance information appearing in the Lipper growth funds category. In addition, the Fund may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance.

FINANCIAL STATEMENTS
--------------------


     The audited financial statements for the Fund as of September 30, 1997 are attached to this Statement of Additional Information.

REGISTRATION STATEMENT
----------------------


     The Fund's Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Trust's Registration Statement and related forms as filed with the Securities and Exchange Commission. The Registration Statement and related forms may be inspected at the Public Reference Room of the Commission, 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                          PROFIT FUNDS INVESTMENT TRUST
                                PROFIT VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                     FOR THE PERIOD ENDED SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS                                         PROFIT VALUE FUND
September 30, 1997

Dear Profit Value Fund Shareholder:

     It is always a pleasure to report on success, and the year 1997 brought numerous successes for The Profit Value Fund. In its initial year of operation, the Profit Value Fund performed competitively, gained many new investors, and ended the year as one of the fastest growing mutual funds managed by an African American-owned firm.

     For the fiscal year ended September 30, 1997, the Profit Value Fund closed at a value of $12.88 per share for a total return of 28.80%, comparable with a 28.72% return for its benchmark, the Standard & Poor's 500 Composite Stock Index. The Fund's performance reflects the broad market strength over the fiscal year. The portfolio mix of blue chip stocks across several major industries allowed the Fund to benefit from the rising equity markets while limiting the downside movement during the brief declines experienced during the fiscal year.

     During the Fund's fiscal year, strength in the broad market continued to attract mutual fund inflows. Advances in the equity market were led by the performance of the larger, more liquid issues with stable earnings. The question whether another Federal Reserve tightening will come in November remains open, however we do not at this point believe a major change in Fed policy is imminent. We remain convinced that over the near term there are no serious threats to the positive investment environment of low inflation, expanding corporate profitability, and increased efficiencies, but we will remain vigilant for unexpected shocks to the current economy.

     While we are pleased with the Fund's performance in the fiscal year just ended, we understand that the market strength shown in 1995, 1996, and 1997 might be temporary in nature, and the market should not be expected to provide this type of strong upward momentum on a regular basis. Therefore, we continue to supervise the management of the Fund's assets in a prudent and cautious manner, seeking relative value growth that is not dependent upon an excessive upward market trend.

     We urge shareholders to take a similar approach. That is, invest for the long run, avoid the temptation to "time" your investment based on market predictions, and diversify among stocks, bonds, and mutual funds based on your individual needs and time horizons. Finally, invest on a consistent basis, regardless of whether the markets are up or down.

     Regardless of the direction the markets take in the coming year, we believe that The Profit Value Fund will continue to offer a valuable alternative for individual and institutional investors. We would like to take this opportunity to thank you, our valued and growing family of shareholders, for your continued support of and confidence in The Profit Value Fund. We look forward to serving your investment needs in the years to come.

   Sincerely,

   /s/ Eugene A. Profit
   Eugene A. Profit
   President

                          PROFIT FUNDS INVESTMENT TRUST
                                PERFORMANCE CHART

                                  [LINE GRAPH]

                    THE PROFIT VALUE FUND VS. S&P 500 INDEX
                         NOVEMBER 1996 - SEPTEMBER 1997

                           PROFIT VALUE FUND      S&P 500 INDEX
                           -----------------      -------------
               11/30/96         10,000                10,000
               12/31/96         10,020                 9,802
               1/31/97          10,264                10,414
               2/28/97          10,450                10,496
               3/31/97          10,205                10,065
               4/30/97          10,431                10,666
               5/31/97          11,096                11,315
               6/30/97          11,399                11,821
               7/31/97          12,466                12,762
               8/31/97          12,035                12,047
               9/30/97          12,603                12,707


TOTAL           SINCE
RETURN       NOV. 15, 1996
--------------------------------------
                28.80%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

REPORT OF INDEPENDENT ACCOUNTANTS                              PROFIT VALUE FUND
September 30, 1997

To the Shareholders and Board of Trustees of Profit Funds Investment Trust.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Profit Funds Investment Trust, Profit Value Fund as of September 30, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Profit Funds Investment Trust, Profit Value Fund as of September 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.


2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 15, 1997

                                PROFIT VALUE FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 1997

PROFIT                                           Market
VALUE FUND                           Shares       Value
---------------------------------------------------------
COMMON STOCK (94.9%)
AEROSPACE & DEFENSE (3.4%)
   Raytheon                           1,160  $   68,585
                                             ----------
AUTOMOTIVE (4.7%)
   General Motors                     1,395      93,378
                                             ----------
BANKS (6.5%)
   First Chicago                      1,025      77,131
   J.P. Morgan                          475      53,972
                                             ----------
                                                131,103
                                             ----------
CHEMICALS (3.1%)
   E.I. du Pont de Nemours            1,000      61,562
                                             ----------
COMPUTERS & SERVICES (3.8%)
   Harris                             1,630      74,572
   NCR*                                  32       1,118
                                             ----------
                                                 75,690
                                             ----------
ELECTRICAL UTILITIES (5.8%)
   American Electric Power            1,350      61,425
   Southern                           2,460      55,504
                                             ----------
                                                116,929
                                             ----------
FOOD, BEVERAGE & TOBACCO (2.5%)
   Philip Morris                      1,230      51,122
                                             ----------
INSURANCE (7.4%)
   American General                   1,375      71,328
   Cigna                                415      77,294
                                             ----------
                                                148,622
                                             ----------
MANUFACTURING (4.3%)
   Minnesota Mining & Manufacturing     940      86,950
                                             ----------
PAPER & PAPER PRODUCTS (8.4%)
   International Paper                1,760      96,910
   Weyerhaeuser                       1,205      71,547
                                             ----------
                                                168,457
                                             ----------
PETROLEUM & FUEL PRODUCTS (3.6%)
   Atlantic Richfield                   850      72,622
                                             ----------
PETROLEUM REFINING (15.9%)
   Amoco                                705      67,944
   Chevron                            1,190      98,993
   Exxon                              1,520      97,375
   Texaco                               900      55,294
                                             ----------
                                                319,606
                                             ----------
RAILROADS (3.2%)
   Norfolk Southern                     615      63,499
                                             ----------

                                      Shares/
                                       Face      Market
                                   Amount (000)   Value
---------------------------------------------------------
RETAIL (11.4%)
   May Department Stores              1,195  $   65,127
   The Limited                        3,065      74,901
   Wal-Mart Stores                    2,460      90,098
                                             ----------
                                                230,126
                                             ----------
RUBBER & PLASTIC (3.2%)
   Dow Chemical                         720      65,295
                                             ----------
SEMI-CONDUCTORS/INSTRUMENTS (3.8%)
   AMP                                1,440      77,130
                                             ----------
TELEPHONES & TELECOMMUNICATION (3.9%)
   AT&T                               1,775      78,655
                                             ----------
TOTAL COMMON STOCK
   (Cost $1,607,371)                          1,909,331
                                             ----------

CASH EQUIVALENT (0.9%)
   Corestates Liquidity Fund
     (Cost $18,944)                      18      18,944
                                             ----------


TRI-PARTY REPURCHASE AGREEMENT (4.2%)
   Lehman Brothers
     5.32%, dated 09/30/97, matures
     10/01/97, repurchase price
     $84,332 (collateralized by
     U.S. Treasury Bond, par value
     $68,712, 10.00%, due 05/15/10,
     market value $86,857)
     (Cost $84,319)                     $84      84,319
                                             ----------
TOTAL INVESTMENTS (100.0%)
   (Cost $1,710,634)                          2,012,594
                                             ==========

*NON-INCOME PRODUCING SECURITY

    The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1997

ASSETS:
   Investment securities at market value
    (cost basis $1,710,634)*...................................      $2,012,594
   Receivables:
     Dividends and interest....................................           3,471
     Fund shares sold..........................................             150
     Reimburseable expenses due from manager...................          68,963
   Other assets................................................           6,825
   Deferred organizational costs...............................          96,774
                                                                     ----------
     TOTAL ASSETS..............................................       2,188,777
                                                                     ----------
LIABILITIES:
   Accrued expenses payable....................................          45,723
   Due to administrator for organizational expenses paid.......         118,301
   Payable for fund shares redeemed............................          14,977
                                                                     ----------
     TOTAL LIABILITIES ........................................         179,001
                                                                     ----------
NET ASSETS:
   Fund shares (unlimited authorization - no par
     value) based on 156,052 shares outstanding................       1,688,119
   Undistributed net investment income.........................          11,364
   Accumulated net realized gain on investments................           8,333
   Net unrealized appreciation of investments .................         301,960
                                                                     ----------
     TOTAL NET ASSETS .........................................      $2,009,776
                                                                     ==========
NET ASSET VALUE PER SHARE .....................................      $    12.88
                                                                     ==========
*Also cost for Federal Income Tax purposes

    The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                             STATEMENT OF OPERATIONS
             For the period November 15, 1996 to September 30, 1997

INVESTMENT INCOME:
   Dividend income..............................................       $ 27,034
   Interest income..............................................          2,873
                                                                       --------
     Total investment income....................................         29,907
                                                                       --------
EXPENSES:
   Investment advisory fees ....................................         11,880
   Less: Waiver of investment advisory fees.....................        (11,880)
   Administration fees .........................................         56,317
   Less: Waiver of administration fees .........................        (18,405)
   Professional fees ...........................................         23,140
   Transfer Agency fees ........................................         25,421
   Pricing fees ................................................          1,754
   Printing expenses............................................          5,248
   Custody fees.................................................          2,507
   Registration fees ...........................................         16,640
   Organization expense ........................................         20,620
   Trustee fees ................................................         10,522
   Insurance expense ...........................................          2,315
   Miscellaneous expense........................................            643
                                                                       --------
   Total expenses before reimbursement .........................        146,722
   Less: Reimbursement of expenses by manager...................       (128,179)
                                                                       --------
     Total expenses, net of reimbursement ......................         18,543
                                                                       --------
NET INVESTMENT INCOME ..........................................         11,364
                                                                       --------
   Net realized gain from securities sold ......................          8,333
   Net change in unrealized appreciation on investments ........        301,960
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ................        310,293
                                                                       --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............       $321,657
                                                                       ========

The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
             For the period November 15, 1996 to September 30, 1997

OPERATIONS:
   Net investment income.......................................       $  11,364
   Net realized gain from investments sold.....................           8,333
   Net change in unrealized appreciation on investments........         301,960
                                                                     ----------
     Net increase in net assets resulting from operations......         321,657
                                                                     ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued.................................       1,674,905
   Cost of shares repurchased..................................         (86,786)
                                                                     ----------
     Increase in net assets derived from
      capital share transactions...............................       1,588,119
                                                                     ----------
     Total increase in net assets..............................       1,909,776
                                                                     ----------
NET ASSETS:
   Beginning of period ........................................         100,000
                                                                     ----------
   End of period...............................................      $2,009,776
                                                                     ==========
CAPITAL SHARE TRANSACTIONS:
   Shares issued...............................................         153,642
   Shares repurchased..........................................          (7,590)
                                                                     ----------
     Net capital share activity................................         146,052
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                              FINANCIAL HIGHLIGHTS
             For the period November 15, 1996 to September 30, 1997

                  For a Share Outstanding Throughout the Period

                                                                                                        Ratio
                                   Net                                                   Ratio       of Expenses
          Net                 Realized and     Net                                       of Net       to Average
         Asset                 Unrealized     Asset               Net        Ratio     Investment     Net Assets
         Value        Net       Gains or      Value              Assets   of Expenses    Income       (Excluding
       Beginning  Investment  (Losses) on      End     Total      End     to Average   to Average    Waivers and
       of Period    Income    Investments   of Period  Return  of Period  Net Assets   Net Assets   Reimbursements)
       ---------  ----------  ------------  ---------  ------  ---------  -----------  ----------   ---------------
1997(1) $10.00      $0.07        $2.81       $12.88   28.80%(3) $2,009,776    1.95%        1.19%          18.57%

             Ratio
             of Net
           Investment
         Income (Loss)
          to Average
          Net Assets
          (Excluding     Portfolio   Average
          Waivers and     Turnover Commission
        Reimbursements)     Rate     Rate (2)
        ---------------  --------- ----------
1997(1)     (15.43)%         9.59%   $0.0600

All amounts have been annualized unless otherwise noted.
(1)  The Fund commenced operations on November 15, 1996.
(2) Average commission rate paid per share for security purchases and sales during the period.
(3)  Total return has not been annualized.

The accompanying notes are an integral part of the financial statements.

                                PROFIT VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                               September 30, 1997

1.  ORGANIZATION:

The Profit Funds Investment Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 14, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with two portfolios: the Profit Value Fund (formerly the Profit Lomax Value Fund) (the "Fund") and the Profit Institutional Equity Fund (formerly the Profit Lomax Institutional Equity Fund). As of September 30, 1997, the Profit Institutional Equity Fund had not commenced operations. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of the Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes is required.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day. In general, it is completed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     OTHER -- Distributions from net investment income for the Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

                                PROFIT VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (concluded)
                               September 30, 1997

     statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AGREEMENT:

The Fund has an agreement with Investor Resources Group, Inc. (the "Manager"), to provide general investment advisory services to the Fund and to manage the Fund's business affairs. The agreement requires the Fund to pay the Manager a monthly fee at the annual rate of 1.25% of the Fund's average daily net assets. The Manager currently intends to waive its fee and reimburse the Fund for expenses incurred to the extent necessary to enable the Fund to maintain total operating expenses at a maximum level of 1.95% per annum of the Fund's average daily net assets. The waiver and reimbursement are voluntary and may be discontinued at any time.

The Manager retained the Edgar Lomax Company ("Edgar Lomax"), to serve as subadviser to the Fund through 10/31/97. For its services, the Manager paid Edgar Lomax a fee at the annual rate of 0.50% of the Fund's average daily net assets.

Effective 11/1/97, the Manager assumed full responsibility for Investment Advisory Services.

CoreStates Bank, N.A., acts as Custodian for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold in the Fund.

4.  ADMINISTRATION AGREEMENTS:

The Fund has entered into a Fund Accounting and Administration Agreement with SEI Fund Resources (SEI). For its services, the Fund pays SEI a fee equal on an annual basis to the greater of (i) 0.15% of the average daily net assets on the first $50 million of the Fund, 0.125% of the average daily net assets on the next $50 million, and 0.10% of the average daily net assets on all assets over $100 million, or (ii) $65,000. Effective 12/1/97, Fund Accounting and Administration will be provided by Countrywide Investments, Inc.

The Fund has retained State Street Bank and Trust Company as its Transfer Agent. Boston Financial Data Services, Inc., serves as the Fund's dividend disbursing agent and shareholder service agent. BFDS is a subsidiary of State Street Bank and Trust Company.

5. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Fund and are being amortized on a straight line basis over a maximum of sixty months following commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Fund are also officers of the Manager or the current Administrator. Such officers are paid no fees by the Fund for serving as officers of the Fund.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the year ended September 30, 1997 were as follows:

                                PURCHASES       SALES
                                ---------     --------
Profit
  Value Fund                   $1,701,387      $102,349

The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 1997 was as follows:

                                             NET UNREALIZED
                                              APPRECIATION
                 APPRECIATION  DEPRECIATION  (DEPRECIATION)
                 ------------  ------------  --------------
Profit
  Value Fund       $301,960        $--          $301,960

                                PROFIT VALUE FUND
                             NOTICE TO SHAREHOLDERS
                               September 30, 1997

                                   (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear Profit Fund Shareholders:

     For the fiscal year ended September 30, 1997, each portfolio is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                      (A)           (B)
                                   LONG TERM     ORDINARY         (C)                         (E)
                                 CAPITAL GAINS    INCOME         TOTAL           (D)          TAX          (F)
                                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS   QUALIFYING     EXEMPT       FOREIGN
PORTFOLIO                         (TAX BASIS)   (TAX BASIS)   (TAX BASIS)   DIVIDENDS(1)   INTEREST    TAX CREDIT
---------                        ------------- ------------- -------------  ------------   ---------   ----------
Profit Value Fund                       0%            0%            0%           75%           0%           0%

Please consult your tax adviser for proper treatment of this information.

-----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
 * Items (a) and (b) are based on a percentage of the portfolio's total distributions.
** Items (d), (e) and (f) are based on a percentage of ordinary income distributions of the portfolio.

                          PROFIT FUNDS INVESTMENT TRUST
                          -----------------------------

PART C.   OTHER INFORMATION
-------   -----------------

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------

     (a)  (i)   Financial Statements included in Part A:


                Financial Highlights for the period
                November 15, 1996 to September 30, 1997

         (ii)   Financial Statements included in Part B:

                Report of Independent Accountants dated
                November 15, 1997

                Statement of Assets and Liabilities as of September 30, 1997

                Statement of Operations for the period
                November 15, 1996 to September 30, 1997

                Statement of Changes in Net Assets for the period
                November 15, 1996 to September 30, 1997

                Financial Highlights for the period
                November 15, 1996 to September 30, 1997

                Notes to the Financial Statements


     (b)  Exhibits

          (1)   Agreement and Declaration of Trust*

          (2)   Bylaws*

          (3)   Inapplicable

          (4)   Inapplicable


          (5)   Management Agreement with Investor Resources
                Group, Inc.*

          (6)   Underwriting Agreement with Countrywide
                Investments, Inc.


          (7)   Inapplicable


          (8)   Custody Agreement with CoreStates Bank, N.A.*

          (9)(i)Administrative Services Agreement with
                Countrywide Fund Services, Inc.

            (ii)Accounting Services Agreement with Countrywide
                Fund Services, Inc.

           (iii)Transfer Agency and Service Agreements with State
                Street Bank and Trust Company and Boston
                Financial Data Services, Inc.*


         (10)   Opinion and Consent of Counsel*

         (11)   Consent of Independent Public Accountants

         (12)   Inapplicable

         (13)   Agreement Relating to Initial Capital*

         (14)   Inapplicable

         (15)   Plan of Distribution Pursuant to Rule 12b-1*

         (16)   Inapplicable

         (17)   Financial Data Schedule

         (18)   Inapplicable
--------------------------------------


* Filed previously as Exhibit to initial Registration Statement or in Amendment to the Registration Statement, and incorporated herein by reference.


Item 25.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities.
--------  --------------------------------


          As of December 31, 1997, there were 175 holders of the shares of beneficial interest of the Registrant.


Item 27.  Indemnification
--------  ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section 6.4 Indemnification of Trustees,  Officers, etc. Subject
                -----------
               to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (disabling conduct). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non- party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section  6.5  Advances  of  Expenses.  The  Trust  shall  advance
               ------------
               attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non- party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6  Indemnification  Not  Exclusive,  etc.  The right of
               -----------
               indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and Quash Profit Productions, LLC T/A Investor Resources Group (the "Manager"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


          The Management Agreement with the Manager provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Management Agreement on the part of the Manager, the Manager shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services under the Management Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.


Item 28.  Business and Other Connections of the Investment Adviser
--------  --------------------------------------------------------

          (a) The Manager, a Delaware Limited Liability Corporation organized in February, 1996, is a registered investment adviser formed for the purpose of providing investment advisory and related services to individuals and institutional investors.


          (b) The directors and officers of the Manager and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years by the Manager or its directors and officers, are described below:


                (i) Eugene Profit - President and Chief Executive Officer of the
                    Manager.

                    President and Chief Executive Officer of the Registrant.

               (ii) Joseph  A.  Quash,  M.D.  -  Chairman  of the  Board  of the
                    Manager.

                    Senior Partner of Capital Cardiology Group.

              (iii) Michelle D. Quash - Executive  Vice  President and Secretary
                    of the Manager.

                    Staff Attorney, Federal Reserve Board.

Item 29.  Principal Underwriters
--------  ----------------------

(a) Countrywide Investments, Inc. serves as the principal underwriter for the Trust. Countrywide Investments, Inc. also serves as principal underwriter for the following investment companies: Countrywide Tax-Free Trust, Countrywide Investment Trust, Countrywide Strategic Trust and Brundage, Story and Rose Investment Trust.

(b) The following persons serve as directors or officers of Countrywide Investments, Inc. Unless otherwise indicated by an asterisk (*), the address of the persons listed below is 312 Walnut Street, Cincinnati, Ohio 45202. the address of those persons denoted by an asterisk (*) is 4500 Park Granada Road, Calabasas, California 91302.

                                                              Positions and
Name and Principal         Positions and Offices              Offices with
Business Address           with Underwriter                   Registrant
----------------           ----------------                   ----------
Angelo R. Mozilo*          Chairman and Director                 None

Robert H. Leshner          President and Director                None

Andrew S. Bielanski*       Director                              None

Thomas H. Boone*           Director                              None

Marshall M. Gates*         Director                              None

John J. Goetz              Vice President and                    None
                           Chief Investment Officer

Maryellen Peretzky         Vice President -                      None
                           Administration, Human
                           Resources and Operations

Sharon L. Karp             Vice President -                      None
                           Marketing


John F. Splain             Secretary and                         Vice President/
                           General Counsel                       Secretary

Robert G. Dorsey           Treasurer                             Vice President/
                                                                 Asst. Secretary


Susan F. Flischel          Vice President -                      None
                           Investments

Scott Weston               Assistant Vice President              None
                           - Investments

(c) Inapplicable

Item 30.  Location of Accounts and Records
--------  --------------------------------


Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 8720 Georgia Avenue, Suite 808, Silver Spring, Maryland 20910 as well as at the offices of the Registrant's transfer agent located at 225 Franklin Street, Boston, Massachusetts 02110, and Registrant's administrator located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.


Item 31.  Management Services Not Discussed in Parts A or B
--------  -------------------------------------------------

Inapplicable

Item 32.  Undertakings
--------  ------------

(a)  Inapplicable

(b)  Inapplicable

(c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Silver Spring and State of Maryland, on the 16th day of January, 1998.

                          PROFIT FUNDS INVESTMENT TRUST

                          By: /s/ Eugene A. Profit
                              ------------------------------
                              Eugene A. Profit, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                       Title                         Date
   ---------                       -----                         ----

 /s/ Eugene A. Profit              President               January 16, 1998
--------------------------         and Trustee
Eugene A. Profit


 /s/ Mark J. Seger                 Treasurer               January 16, 1998
--------------------------
Mark J. Seger


 /s/ Joseph A. Quash               Trustee                 January 16, 1998
--------------------------
Joseph A. Quash, M.D.


 /s/ Robert M. Milanicz            Trustee                 January 16, 1998
--------------------------
Robert M. Milanicz


 /s/ Larry E. Jennings, Jr.        Trustee                 January 16, 1998
---------------------------
Larry E. Jennings, Jr.

                                INDEX TO EXHIBITS
                                -----------------

(1)         Agreement and Declaration of Trust*

(2)         Bylaws*

(3)         Inapplicable

(4)         Inapplicable

(5)         Management Agreement*

(6)         Underwriting Agreement

(7)         Inapplicable

(8)         Custody Agreement*

(9)(i)      Administrative Services Agreement

(9)(ii)     Accounting Services Agreement

(9)(iii)    Transfer Agency and Service Agreements*

(10)        Opinion and Consent of Counsel*

(11)        Consent of Independent Public Accountants

(12)        Inapplicable

(13)        Agreement Relating to Initial Capital*

(14)        Inapplicable

(15)        Plan of Distribution Pursuant to Rule 12b-1*

(16)        Inapplicable

(17)        Financial Data Schedule

(18)        Inapplicable

----------------------------

* Filed previously as Exhibit to Registration Statement or in Amendment to the Registration Statement, and incorporated herein by reference.